Loans (Contractual Aging of Recorded Investment in Past Due Loans by Class of Loans) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days past due	$ 5,440	$ 7,308
60-89 Days past due	1,341	1,928
Greater than 90 days past due	1,672	2,515
Total past due	8,453	11,751
Current	132,529	130,924
Total loans	140,982	142,675
Recorded investment > 90 days and accruing	67	238
Commercial Real Estate - construction [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days past due
60-89 Days past due
Greater than 90 days past due	173	173
Total past due	173	173
Current	2,073	91
Total loans	2,246	264
Recorded investment > 90 days and accruing
Commercial Real Estate - other [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days past due	3,210	3,808
60-89 Days past due	540	339
Greater than 90 days past due	282	245
Total past due	4,032	4,392
Current	48,395	49,546
Total loans	52,427	53,938
Recorded investment > 90 days and accruing
Commercial - non real estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days past due	113	46
60-89 Days past due		29
Greater than 90 days past due
Total past due	113	75
Current	7,989	6,927
Total loans	8,102	7,002
Recorded investment > 90 days and accruing
Consumer - Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days past due	59	394
60-89 Days past due		34
Greater than 90 days past due	13	128
Total past due	72	556
Current	10,337	12,839
Total loans	10,409	13,395
Recorded investment > 90 days and accruing
Consumer - Other [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days past due	11	5
60-89 Days past due	5	25
Greater than 90 days past due	6
Total past due	22	30
Current	1,237	1,447
Total loans	1,259	1,477
Recorded investment > 90 days and accruing	6
Residential [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days past due	2,047	3,055
60-89 Days past due	796	1,501
Greater than 90 days past due	1,198	1,969
Total past due	4,041	6,525
Current	62,498	60,074
Total loans	66,540	66,599
Recorded investment > 90 days and accruing	$ 61	$ 238